Loans From Investors (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loans from Investors [Line Items]
Percentage of loan interest rate per annum	10.00%
Percentage of interest charge on loan overdue	2.00%
Percentage of principal loan amount		15.00%
Percentage of loan premium calculated on fair value		15.00%
Loan premium current (in Brazil Real)		R$ 200
Third Party Investors [Member]
Loans from Investors [Line Items]
Number of loan agreements	twelve	four
Investor loans amount (in Brazil Real)	R$ 7,407	R$ 4,750
Investor loans maturity amount term		16 years
Percentage of interest accruing rate per annum		10.00%
Number of additional loan agreements	eight
Schurmanns [Member]
Loans from Investors [Line Items]
Loan premium (in Brazil Real)		R$ 3,200